Issued Capital and Reserves - Additional Information (Details) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions													12 Months Ended
		Sep. 08, 2020 EUR (€) shares	Aug. 27, 2020 EUR (€)	Aug. 27, 2020 USD ($) $ / shares shares	Jul. 27, 2020 EUR (€) € / shares shares	Jul. 27, 2020 USD ($)	May 08, 2020 EUR (€) shares	May 05, 2020 EUR (€)	May 05, 2020 USD ($)	Apr. 23, 2020 EUR (€) shares	Apr. 23, 2020 USD ($) shares	Sep. 18, 2019 shares	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 30, 2020 USD ($)	May 20, 2020 shares
Disclosure of reserves within equity [line items]
Stock split ratio												0.0556
Shares issued during period, stock split (in shares) | shares												206,595,492
Proposed dividends per share (in euros per share) | € / shares													€ 2.00
Cash dividend for 2021: €2.00 per share													€ 486.0
Issueance of share capital													163.6
Equity transaction costs													€ 2.7			€ 33.2		€ 16.6
Par value per share (in euros per share) | € / shares																€ 1.00
At-The-Market Offering Program
Disclosure of reserves within equity [line items]
Maximum gross proceeds receivable form issuance of ordinary shares | $																			$ 500,000
Shares issued (in shares) | shares													995,890			735,490
Aggregate proceeds from issuance of ordinary share													€ 163.6		$ 200,000	€ 76.5	$ 92,900
Remaining capacity													207.1
Global Offering
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares				16,124	5,500,000
Aggregate proceeds from issuance of ordinary share																436.3	$ 513,000
Ordinary shares issued price per share (in euros per share) | (per share)				$ 93.00	€ 93.00
June 2020 Private Placement
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares		2,595,996
Equity issuable		€ 123.9
June 2020 Private Placement | Convertible Note
Disclosure of reserves within equity [line items]
Maturity period		4 years
Neon Therapeutics Inc
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares							1,935,488
Shanghai Fosun Pharmaceutical (Group) Co., Ltd
Disclosure of reserves within equity [line items]
Aggregate proceeds from issuance of ordinary share										€ 45.6	$ 50,000
Number of ordinary shares issuable (in shares) | shares										1,580,777	1,580,777
Pfizer Inc.
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares																				2,377,446
Aggregate proceeds from issuance of ordinary share								€ 103.9	$ 113,000
Treasury shares
Disclosure of reserves within equity [line items]
Issueance of share capital													1.0	[1]		0.7
Capital reserve
Disclosure of reserves within equity [line items]
Issueance of share capital													162.6	[1]		861.0
Equity transaction costs	[1]												€ 2.7			33.2		€ 16.6
Capital reserve | At-The-Market Offering Program
Disclosure of reserves within equity [line items]
Issueance of share capital																75.8
Capital reserve | Global Offering
Disclosure of reserves within equity [line items]
Issueance of share capital																430.8
Capital reserve | June 2020 Private Placement
Disclosure of reserves within equity [line items]
Issueance of share capital		€ 121.3
Capital reserve | Neon Therapeutics Inc
Disclosure of reserves within equity [line items]
Issueance of share capital							€ 87.6
Capital reserve | Shanghai Fosun Pharmaceutical (Group) Co., Ltd
Disclosure of reserves within equity [line items]
Issueance of share capital										€ 44.0
Capital reserve | Pfizer Inc.
Disclosure of reserves within equity [line items]
Issueance of share capital								101.5
Share capital
Disclosure of reserves within equity [line items]
Issueance of share capital																14.0
Share capital | Global Offering
Disclosure of reserves within equity [line items]
Issueance of share capital			€ 16.0	$ 19	€ 5.5	$ 6,400										€ 5.5
Share capital | June 2020 Private Placement
Disclosure of reserves within equity [line items]
Issueance of share capital		€ 2.6
Share capital | Neon Therapeutics Inc
Disclosure of reserves within equity [line items]
Issueance of share capital							€ 1.9
Share capital | Shanghai Fosun Pharmaceutical (Group) Co., Ltd
Disclosure of reserves within equity [line items]
Issueance of share capital										€ 1.6
Share capital | Pfizer Inc.
Disclosure of reserves within equity [line items]
Issueance of share capital								€ 2.4

[1]	Capital increase due to 1:18 share split occurred on September 18, 2019. Retroactive effect is reflected in number of shares which relate to the period before the share split.